February  21, 1996



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004
Attn:  Document Control - EDGAR

RE:   Rule 24f-2 Notice for IDS Certificate Company
      IDS Stock Market Certificate
      SEC File No. 33-22503

Ladies and Gentlemen:

[i]       In accordance with the provision of Rule 24f-2, IDS
          Certificate Company hereby files its Rule 24f-2
          Notice for the fiscal year ended December 31, 1995
          ("Fiscal Year").

[ii]      Amount of securities registered other than
          under 24f-2 which were unsold at the
          beginning of the fiscal year                       $ -0-

[iii]     Amount of securities registered during the
          fiscal year other than under 24f-2                 $ -0-

[iv]      Amount of securities sold during the fiscal
          year                                                 -0-*

[v]       Amount of securities sold pursuant to 24f-2        $ -0-

[vi]      Fee      $ -0-     x     0.00034483                $ -0-

*         Sales of $58,626,190 minus redemptions of $117,287,969

Enclosed please find an opinion of counsel.

If you have any questions, please contact me.  Thank you.

Sincerely,



Bruce A. Kohn
Vice President and General Counsel
(612) 671-2221

BAK/rjf